Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements of Operations [Abstract]
Net sales	$ 6,026.3	$ 5,782.0	$ 5,186.2
Cost of products sold	4,504.9	4,268.2	3,929.8
Gross profit	1,521.4	1,513.8	1,256.4
Marketing, general and administrative expense	1,170.9	1,178.9	1,088.1
Goodwill and indefinite-lived intangible asset impairment charges			832.0
Interest expense	71.0	76.3	84.9
Other expense, net	46.6	19.6	178.0
Income (loss) from continuing operations before taxes	232.9	239.0	(926.6)
Provision for (benefit from) income taxes	78.5	(2.8)	(92.0)
Net sales from continuing operations	154.4	241.8	(834.6)
Income from discontinued operations, net of tax	35.7	75.1	87.9
Net income (loss)	$ 190.1	$ 316.9	$ (746.7)
Net income (loss) per common share:
Continuing operations	$ 1.46	$ 2.29	$ (8.06)
Discontinued operations	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 1.80	$ 3.00	$ (7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations	$ 1.45	$ 2.27	$ (8.06)
Discontinued operations	$ 0.33	$ 0.70	$ 0.85
Net income (loss) per common share, assuming dilution	$ 1.78	$ 2.97	$ (7.21)
Dividends	$ 1.00	$ 0.80	$ 1.22
Average shares outstanding:
Common shares	105.8	105.8	103.6
Common shares, assuming dilution	106.8	106.8	103.6